Organization And Basis Of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization And Basis Of Presentation [Abstract]
Organization And Basis Of Presentation

1. BASIS OF PRESENTATION

Basis of Presentation and Liquidity

The accompanying condensed financial statements of Cambridge Heart, Inc. (the "Company") have been prepared in accordance with accounting standards set by the Financial Accounting Standards Board (the "FASB"). The FASB sets generally accepted accounting principles ("GAAP") that we follow to ensure our financial condition, results of operations, and cash flows are consistently reported.

The Company's interim financial statements as of March 31, 2011 and 2012 are unaudited and, in the opinion of management, reflect all adjustments (consisting solely of normal and recurring items) necessary to state fairly the Company's financial position as of March 31, 2012, results of operations for the three months ended March 31, 2011 and 2012 and cash flows for the three months ended March 31, 2011 and 2012.

The preparation of financial statements requires the Company's management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. The Company evaluates its estimates on an on-going basis, including those related to incentive compensation, revenue recognition, allowance for doubtful accounts, inventory valuation, warranty obligations, the fair value of preferred stock and warrants, stock-based compensation and contingencies and litigation. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable under the circumstances. The results of this evaluation then form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions, and such differences may be material to the financial statements.

Management believes its existing resources and currently projected financial results, which give effect to a reduction in certain operating expenses, are sufficient to fund our operations into the third quarter of 2012. While the proceeds from our 2012 convertible debt financings provide the Company with capital to fund the Company's operations for a period of time, the Company anticipates that it will need to raise additional capital through the sale of equity or debt securities, or the exercise of existing warrants, to fund operations beyond the projected timeline. We believe that the amount the Company will need additional capital to fund operations beyond the projected timeline will largely be dependent upon the number and growth in MTWA Module placements and the rate at which utilization of our MTWA Test increases. If we encounter material deviations from our plans including, but not limited to, any lower than expected level of sales to our OEM Partner, or lower than expected sales of our HearTwave II Systems, our ability to fund our operations will be negatively impacted.

On an as-converted basis as of March 31, 2012, the Company has 124,659,416 shares of common stock issued and outstanding, including 100,112,960 shares of common stock issued, 4,180,602 shares issuable upon conversion of the Series C-1 Convertible Preferred Stock and 20,365,854 shares issuable upon conversion of the Series D Convertible Preferred Stock. Additionally, the Company has reserved 15,660,000 shares of common stock for issuance upon exercise of outstanding warrants issued in connection with the sale of our common stock in December 2010, 26,727,266 shares of common stock for issuance upon conversion of secured convertible promissory notes issued in January and February 2012, 26,727,266 shares of common stock for issuance upon exercise of outstanding warrants issued in connection with the sale of secured convertible promissory notes in January and February 2012 and 13,363,633 shares of common stock for issuance upon the conversion of additional secured convertible promissory notes and warrants that may be issued upon the exercise of additional investment rights issued in connection with the sale of secured convertible promissory notes in January and February 2012. The Company also has stock options outstanding to purchase up to an aggregate of 10,035,545 shares of common stock. Under the Company's Certificate of Incorporation there are only 250,000,000 shares of common stock authorized. Consequently, the Company will be limited in its ability to issue additional common stock or debt or equity convertible into common stock without amending the Certificate of Incorporation, which would require the approval of the holders of a majority of the voting power of all shares of the Company's capital stock, voting together as a class. If the stockholders do not approve such an amendment, we would be very limited in our ability to raise capital through the sale of equity securities, which could have a material adverse effect on the Company's ability to continue as a going concern and could cause the Company to cease operations.

If the Company is unable to generate adequate cash flows or obtain sufficient additional funding when needed, the Company may have to cut back its operations, sell some or all of its assets, license potentially valuable technologies to third parties, and/or cease some or all of its operations.

These financial statements assume that the Company will continue as a going concern. If the Company is unable to continue as a going concern, it may be unable to realize its assets and discharge its liabilities in the normal course of business.

The interim financial statements of the Company presented herein are intended to be read in conjunction with the financial statements of the Company for the year ended December 31, 2011.

The interim results of operations are not necessarily indicative of results that may occur for the full fiscal year or for future interim periods.

  1. Organization and Basis of Presentation

The Company

Cambridge Heart, Inc. (the "Company") was incorporated in Delaware on January 16, 1990 and is engaged in the research, development and commercialization of products for the non-invasive diagnosis of cardiac disease. The Company operates as one reportable segment and sells its products primarily to cardiology group practices, hospitals and research institutions. The Company is subject to risks common to companies in the biotechnology, medical device and diagnostic industries, including but not limited to, development by the Company or its competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and compliance with governmental regulations.

Basis of Presentation and Liquidity

The accompanying financial statements have been prepared in accordance with accounting standards set by the Financial Accounting Standards Board (the "FASB"). The FASB sets generally accepted accounting principles ("U.S. GAAP") that we follow to ensure our financial condition, results of operations, and cash flows are consistently reported.

The preparation of financial statements requires the Company's management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. The Company evaluates its estimates on an on-going basis, including those related to incentive compensation, revenue recognition, allowance for doubtful accounts, inventory valuation, warranty obligations, the fair value of preferred stock and warrants, stock-based compensation and contingencies and litigation. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable under the circumstances. The results of this evaluation then form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions, and such differences may be material to the financial statements.

The accompanying financial statements have been prepared on a "going concern basis," which assumes we will realize our assets and discharge our liabilities in the normal course of business. We have experienced recurring losses from operations of $5,163,463 and $5,328,194 for the years ended December 31, 2010 and 2011, respectively. The Company's recurring losses, inability to generate positive cash flows from operations, and liquidity uncertainties from operations raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company believes its existing resources and currently projected financial results, which give effect to a reduction in certain operating expenses, are sufficient to fund its operations into the third quarter of 2012. In the event that investors in its 2012 Private Placement exercise in full the outstanding additional investment rights to purchase additional 2012 Notes and related warrants, which would provide an additional $735,000 of capital, and provided the Company is able to raise an additional $1.3 million of capital through the sale of equity or debt securities, which the Company is actively pursuing, or the exercise of existing warrants, the Company believes it would have resources sufficient to fund its operations at least through the end of 2012. The Company anticipates that it will need to raise additional capital through the sale of equity or debt securities, or the exercise of existing warrants, to fund operations beyond 2012. The Company believes that the extent to which the Company will need additional capital to fund operations beyond 2012 will largely be dependent upon the number and growth in MTWA Module placements and the rate at which utilization of our MTWA Test increases. However, there can be no assurance that such capital would be available at all, or if available, that the terms of such financing would not be dilutive to other stockholders. If the Company raises additional funds through the issuance of equity or convertible debt securities, the percentage ownership of the Company by its stockholders would be diluted. The Company may have to issue equity or debt securities that have rights, preferences and privileges senior to its existing securities, including common stock. In January and February 2012, the Company issued and sold secured convertible promissory notes (the "2012 Notes") in the aggregate principal amount of $2,940,000 together with common stock warrants and additional investment rights to new and current institutional and private accredited investors. So long as the 2012 Notes are outstanding, the Company may not, without the consent of holders of 65% of the 2012 Notes, raise capital through the issuance of debt or rights to acquire debt, or enter into any agreement to modify the terms of any equity securities currently outstanding. Further, the Company may not issue equity securities ranking, as to dividends, redemption or distribution of assets upon a liquidation, senior to or pari passu with the Series C-1 Preferred Stock or the Series D Preferred Stock, without the written consent of the holders of at least a majority of the then-outstanding shares of Series C-1 Preferred Stock and Series D Preferred Stock, respectively, voting as a separate class, and the Company may not, without the written consent of the holders of at least a majority of the then-outstanding shares of Series D Preferred Stock, issue debt securities convertible into any equity securities of the Company.

If the Company is unable to generate adequate cash flows or obtain sufficient additional funding when needed, the Company may have to cut back its operations, sell some or all of its assets, license potentially valuable technologies to third parties, and/or cease some or all of its operations.